General Information - Schedule of Shareholders and Declared Interests (Details) - VEON Holdings B.V. [Member] - JSC Kyivstar [Member]	12 Months Ended
Dec. 31, 2024 shares
Schedule of Shareholders and Declared Interests [Line Items]
Interest	100.00%
Number of shares	13,095,262
VEON Holdings B.V. (Netherlands) [Member]
Schedule of Shareholders and Declared Interests [Line Items]
Interest	99.995%
Number of shares	13,094,562
VEON Ltd. (Bermuda) [Member]
Schedule of Shareholders and Declared Interests [Line Items]
Interest	0.005%
Number of shares	700